Segment Information - Operating Profit (Loss) by Segment (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summarized financial information [Abstract]
Revenue	$ 5,799	$ 5,301	$ 3,015	$ 3,064	$ 3,438	$ 3,073	$ 3,210	$ 3,361		$ 17,179	$ 13,082
Income (loss) before income taxes and equity in loss of affiliate										(335)	358
Inventory impairment and related charges (1)										(157)	(138)
Goodwill impairment										0	0
Merger and related costs	$ (63)	$ (159)	$ (85)	$ (66)	$ (23)	$ (2)	$ (3)	$ (5)		(373)	(33)
Other non operating income, net										80	3
Interest expense, net										(131)	(102)
Operating segments
Summarized financial information [Abstract]
Revenue										17,179	13,082
Income (loss) before income taxes and equity in loss of affiliate										1,115	1,519
Corporate
Summarized financial information [Abstract]
Income (loss) before income taxes and equity in loss of affiliate										(370)	(375)
Segment reconciling items
Summarized financial information [Abstract]
Inventory impairment and related charges (1)										(244)	(138)
Restructuring, impairment and other										(412)	(516)
Goodwill impairment										0	0
Merger and related costs										(373)	(33)
Other non operating income, net										80	3
Interest expense, net										(131)	(102)
Oilfield Services | Operating segments
Summarized financial information [Abstract]
Revenue										5,881	788
Income (loss) before income taxes and equity in loss of affiliate										67	(207)
Oilfield Equipment | Operating segments
Summarized financial information [Abstract]
Revenue										2,661	3,540
Income (loss) before income taxes and equity in loss of affiliate										26	305
Turbo-machinery & Process Solutions | Operating segments
Summarized financial information [Abstract]
Revenue										6,295	6,668
Income (loss) before income taxes and equity in loss of affiliate										665	1,058
Digital Solutions | Operating segments
Summarized financial information [Abstract]
Revenue										2,342	2,086
Income (loss) before income taxes and equity in loss of affiliate										$ 357	$ 363
GE Transaction Agreement
Summarized financial information [Abstract]
Inventory adjustment, write-up									$ 87